Provisions - Other Foreign Subsidiaries - Fair Value Of Plan Assets and Plan Assets Allocation (Details) - Other Foreign Countries - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	8.00%	7.00%	6.00%
Debt instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	84.00%	83.00%	84.00%
Investment property
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	1.00%	1.00%	3.00%
Other assets Member
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	7.00%	9.00%	7.00%
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 7,743	€ 7,927	€ 8,445
Net inclusion of entities in the Group	0	0	166
Expected return on plan assets	573	573	732
Benefits paid	(613)	(602)	(683)
Benefits paid due to settlements	0	0	(24)
Contributions	214	199	94
Actuarial gains/(losses)	1,021	308	203
Exchange differences and other items	(112)	(662)	(1,006)
Fair value of plan assets at end of year	€ 8,826	€ 7,743	€ 7,927